CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Revenues	$ 229,101,211	$ 182,040,968	$ 182,571,852
Cost of revenues
Total cost of revenues	(148,672,693)	(144,491,083)	(139,308,511)
Gross profit	80,428,518	37,549,885	43,263,341
Operating (expenses) income:
Selling, general and administrative expenses	(16,104,057)	(12,603,824)	(10,293,851)
Research and development expenses	(4,001,438)	(923,664)	(1,486,978)
Other operating income, net	5,325,336	3,824,881	552,444
Long-lived assets impairment	(198,689)	(1,622,588)
Total operating expenses	(14,978,848)	(11,325,195)	(11,228,385)
Income from operations	65,449,670	26,224,690	32,034,956
Interest expense	(14,568,158)	(13,173,958)	(15,654,106)
Interest income	407,996	493,995	324,118
Exchange (loss) gain	(7,422)	640,678	(55,792)
Income before income taxes	51,282,086	14,185,405	16,649,176
Income tax expense	(7,358,089)	(1,137,821)
Net income	43,923,997	13,047,584	16,649,176
Net income attributable to noncontrolling interest	430,241	90,695
Net income attributable to Daqo New Energy Corp. ordinary shareholders	$ 43,493,756	$ 12,956,889	$ 16,649,176
NET (LOSS) EARNINGS PER ORDINARY SHARE
Basic—ordinary shares	$ 0.17	$ 0.05	$ 0.08
Diluted—ordinary shares	$ 0.16	$ 0.05	$ 0.08
ORDINARY SHARES USED IN CALCULATING EARNINGS PER ORDINARY SHARE
Basic—ordinary shares	261,742,244	258,015,851	206,349,976
Diluted—diluted shares	264,817,755	261,411,933	211,353,643
Products [Member] | Third parties [Member]
Revenues
Revenues	$ 217,907,014	$ 166,942,726	$ 158,256,598
Products [Member] | Related parties [Member]
Revenues
Revenues	10,900,252	9,069,816	15,840,748
Service fees [Member] | Third parties [Member]
Revenues
Revenues		3,203,298	5,165,254
Service fees [Member] | Related parties [Member]
Revenues
Revenues	$ 293,945	$ 2,825,128	$ 3,309,252